Risk Management - Summary of Fair Value Measurement of Financial Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities		₩ 148,155,994	₩ 138,660,579
At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		452,234	432,751
Financial liabilities, at fair value		452,234	432,751
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		147,703,760	138,227,828
Financial liabilities, at fair value		145,129,539	129,887,195
Derivative liabilities | Not Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		428,670	407,246
Financial liabilities, at fair value		428,670	407,246
Derivative liabilities | Designated as Hedging Instrument | At fair value
Disclosure of financial liabilities [line items]
Financial liabilities		23,564	25,505
Financial liabilities, at fair value		23,564	25,505
Secured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		773,646	102,368
Financial liabilities, at fair value		773,646	102,368
Unsecured bond | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		113,792,178	105,185,189
Financial liabilities, at fair value		111,218,771	96,846,056
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		3,807,880	4,163,143
Financial liabilities, at fair value		3,807,880	4,163,143
Unsecured borrowings | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		19,062,162	15,282,193
Financial liabilities, at fair value		19,061,348	15,280,693
Trade and other payables | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	[1]	10,264,050	13,459,320
Financial liabilities, at fair value	[1]	10,264,050	13,459,320
Bank overdraft | At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		3,844	35,615
Financial liabilities, at fair value		₩ 3,844	₩ 35,615

[1]	Excludes lease liabilities.